Subsequent Events (Details) - CAD ($) $ in Thousands		3 Months Ended
	Apr. 01, 2024	Mar. 31, 2024
Final investment decision of Phase 2 Industrial Plant
Subsequent Event
Expected capital expenditure	$ 136,000
Borrowing | Export prepayment agreement
Subsequent Event
Face amount		$ 120,015
Borrowing | Export prepayment agreement | Minimum
Subsequent Event
Term of incentive		90 days
Interest rate (in percent)		5.90%
Borrowing | Export prepayment agreement | Maximum
Subsequent Event
Term of incentive		180 days
Interest rate (in percent)		12.00%